Stock Options (Tables)	12 Months Ended
Dec. 31, 2025
Stock Options [Abstract]
Schedule of Stock Option Activities

The following is a summary of the stock option activities of the Company:

	Number of Shares	Weighted Average Exercise Price
Outstanding as of December 31, 2023	4,301,358	$3.7
Granted	-	-
Exercised	-	-
Cancelled	-	-
Forfeited	-	-
Outstanding as of December 31, 2024	4,301,358	$3.70
Granted	854,756	1.50
Exercised	-	-
Cancelled	-	-
Expired	(900,000)	9.72
Forfeited	(59,019)	3.96
Outstanding as of December 31, 2025	4,197,095	$1.96